          BOARD OF MANAGERS
          THE ACCUMULATION FUND
          DONALD BOGGS, CHAIRMAN
          GORDON T. MILLER,VICE CHAIRMAN
          AUBREY K. REID, JR.
          JOAN SADOWSKY
          WILLIAM J. SHORT

                         THE PAUL REVERE
                         VARIABLE ANNUITY
                         INSURANCE COMPANY

          WORCESTER, MASSACHUSETTS 01608

          This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Form 10100 Rev. 6/96  Printed in U.S.A.

                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 1997

TO OUR CONTRACT OWNERS AND PARTICIPANTS:

     U.S. stocks have provided investors with an exciting ride so far this year. The S&P 500 has posted astounding returns of 20.6% year-to-date and 17.5% for the second quarter. We are operating in a benign inflationary environment globally with moderate economic growth. The Russell 1000 Growth Index outperformed the S&P 500 in the second quarter, posting a return of 18.9%. The accumulation unit values of the Qualified Fund and Non-Qualified Fund increased 17.3% and 16.5%, respectively.

     The portfolio's slight underperformance in the quarter was attributed to its relative underweighting in the Consumer Staples sector, and to a lesser extent, slight underweighting in Technology. As has been the case for some time, we believe that valuations in many of the Staples companies, particularly food companies, are at historic highs and that more reasonable valuations exist elsewhere, particularly in Financial Services. Stock selection in Technology was a strong contributor to absolute portfolio performance in the quarter. Within the sector, we have shifted emphasis toward software and service stocks. The portfolio's exposure to networking stocks was increased, reflecting firming demand and improved valuations, while semiconductor exposure was reduced in the quarter. The portfolio's Financial Services holdings turned in another quarter of strong performance, and the portfolio remains overweighted in this sector. Insurance stocks, in particular, were strong performers given the benign interest rate environment and reasonable valuations.

     Looking forward, our approach to selecting stocks continues to focus on bottom-up, company-driven research. We will pursue companies within attractive sectors of the equity markets which are positioned to become leaders in their industries and therefore offer excellent long-term growth potential. Through close examination of company fundamentals, we will seek to provide strong relative performance in this challenging US economic environment.

                                  Sincerely,

                                  /s/ Donald Boggs
                                  ------------------------------------------
                                  Donald Boggs
                                  Senior Vice-President
                                  The Paul Revere Variable Annuity Insurance
                                    Company

STATEMENT OF ASSETS AND LIABILITIES



                                                                       AS OF JUNE 30, 1997
                                                                           (UNAUDITED)
                                                                ----------------------------------
                                                                   SERIES Q          SERIES N
                                                                 (QUALIFIED)     (NON-QUALIFIED)
                                                                --------------  ------------------
ASSETS
Investments in securities at market value
(Cost: Series Q $16,208,239; Series N $4,281,270)
(see Statement of Investments)                                    $20,498,048          $5,484,755
Cash                                                                      116             170,183
Dividends and interest receivable                                      23,298               6,338
Receivable for investments sold                                       556,357             153,015
                                                                  -----------          ----------

    Total assets                                                   21,077,819           5,814,291
                                                                  -----------          ----------

LIABILITIES

Surrenders payable                                                    655,570              43,844
Payable for investments purchased                                     366,155              85,687
Payable to The Paul Revere Variable Annuity Insurance Co.              79,870              23,296
Other                                                                  17,944               3,734
                                                                  -----------          ----------
    Total liabilities                                               1,119,539             156,561
                                                                  -----------          ----------

TOTAL NET ASSETS                                                  $19,958,280          $5,657,730
                                                                  -----------          ----------

CONTRACT OWNERS' EQUITY

Deferred contracts terminable by owner                            $16,366,532          $3,906,904
Currently payable contracts                                         3,591,748           1,750,826
                                                                  -----------          ----------
    Total net assets                                              $19,958,280          $5,657,730
                                                                  -----------          ----------

ACCUMULATION UNITS OUTSTANDING                                      1,970,993             556,281
                                                                  ===========          ==========

NET ASSET VALUE PER ACCUMULATION UNIT                                 $10.126             $10.171
                                                                  ===========          ==========



                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS



                                        SIX MONTHS ENDED 6/30/97
                                              (UNAUDITED)                        YEAR ENDED 12/31/96
                                     ------------------------------         -------------------------------
                                      SERIES Q           SERIES N            SERIES Q            SERIES N
                                    (QUALIFIED)      (NON-QUALIFIED)       (QUALIFIED)       (NON-QUALIFIED)
                                     ---------        -------------         ---------         -------------
INCREASE (DECREASE) IN NET
 ASSETS

Operations:
Net investment income (loss)        $    30,926          $   (2,095)       $     52,342          $    1,718
Net realized gain on
 investments                          2,516,929             630,365           8,351,181             718,025
Net increase (decrease) in
 unrealized appreciation of
 investments                            475,508             178,143          (4,309,054)            118,379
                                    -----------          ----------        ------------          ----------
   Increase in net assets
    from operations                   3,023,363             806,413           4,094,469             838,122
Contract receipts:
Gross purchase payments
 received                                24,092               4,710             106,019               8,707
Deductions from purchase
 payments                                 1,023                 312               3,892                 542
                                    -----------          ----------        ------------          ----------
   Net purchase payments
    received                             23,069               4,398             102,127               8,165

Payments to contract owners:
Annuity payments to contract
 owners:                                181,732              94,323             304,504             170,686
Terminations and withdrawals
 to contract owners                     967,728              30,388          24,628,563              58,037
                                    -----------          ----------        ------------          ----------
   Total payments to contract
    owners                            1,149,460             124,711          24,933,067             228,723
                                    -----------          ----------        ------------          ----------
   Net contract payments to
    contract owners                  (1,126,391)           (120,313)        (24,830,940)           (220,558)

Other additions (deductions)             (8,804)             31,824              31,550              60,821
                                    -----------          ----------        ------------          ----------
   Total increase (decrease)
    in net assets                     1,888,168             717,924         (20,704,921)            678,385


NET ASSETS
Beginning of year                    18,070,112           4,939,806          38,775,033           4,261,421
                                    -----------          ----------        ------------          ----------
End of period                       $19,958,280          $5,657,730        $ 18,070,112          $4,939,806
                                    ===========          ==========        ============          ==========


See accompanying notes to financial statements.

STATEMENT OF OPERATIONS



                                                                     SIX MONTHS ENDED 6/30/97
                                                                           (UNAUDITED)
                                                                ----------------------------------
                                                                   SERIES Q          SERIES N
                                                                 (QUALIFIED)     (NON-QUALIFIED)
                                                                --------------  ------------------
INVESTMENT INCOME (LOSS)

Income:
   Dividends                                                       $  110,340            $ 29,589
   Interest                                                            68,337              11,310
                                                                   ----------            --------
   Total income                                                       178,677              40,899

Expenses:
   Mortality and expense risk fees                                     94,334              26,163
   Investment management and advisory service fees                     47,167              13,081
   Professional services                                                6,250               3,750
                                                                   ----------            --------
   Total expenses                                                     147,751              42,994
                                                                   ----------            --------

Net investment income (loss)                                           30,926              (2,095)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments sold                               2,516,929             630,365
Net increase in unrealized appreciation of investments                475,508             178,143
                                                                   ----------            --------
Net realized and unrealized gain on investments                     2,992,437             808,508
                                                                   ----------            --------
Increase in net assets from operations                             $3,023,363            $806,413
                                                                   ==========            ========



                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS
JUNE 30, 1997


                                         SERIES Q (QUALIFIED)                   SERIES N (NON-QUALIFIED)
                                   ------------------------------------  -----------------------------------
                                   NUMBER                         % OF    NUMBER                       % OF
                                     OF               MARKET       NET      OF              MARKET      NET
                                   SHARES  COST (a)    VALUE     ASSETS   SHARES  COST (a)   VALUE    ASSETS
                                   ------  --------  ---------   ------   ------  --------  -------   ------
COMMON STOCKS

AEROSPACE
   AlliedSignal Inc.                1,500   63,270     126,000               400   17,618    33,600
   Boeing Co.                       2,000   93,129     106,250               500   25,393    26,563
                                           -------   ---------                    -------   -------
                                           156,399     232,250      1.2%           43,011    60,163       1.1%
                                           -------   ---------                    -------   -------
AUTOMOTIVE
   Goodrich B F Co.                 1,200   49,195      52,050               300   12,265    13,012
(b)Hertz Corporation                2,300   75,742      82,800               600   19,759    21,600
                                           -------   ---------                    -------   -------
                                           124,937     134,850      0.7%           32,024    34,612       0.6%
                                           -------   ---------                    -------   -------
BANKS AND CREDIT COMPANIES
   Bank of Boston Corp.             1,980  119,956     143,302               580   26,705    41,977
   CCB Financial Corp.                300   22,016      21,938               100    7,339     7,313
   Comerica Inc.                    2,500   94,844     170,000               700   26,127    47,600
   Crestar Financial Corp.          3,400   91,095     132,175               800   21,483    31,100
   First Bank System Inc.           4,300  268,328     367,113             1,100   68,642    93,913
   Northern Trust Corp.             4,800   95,180     232,200             1,600   38,205    77,400
   Norwest Corp.                    2,400   72,510     135,000               600   15,494    33,750
                                           -------   ---------                    -------   -------
                                           763,929   1,201,728      6.0%          203,995   333,053       5.9%
                                           -------   ---------                    -------   -------
BUSINESS MACHINES
   Hewlett-Packard Co.              2,400  103,830     134,400               700   32,709    39,200
(b)Sun Microsystems Inc.            2,400   82,800      89,400               700   24,150    26,075
                                           -------   ---------                    -------   -------
                                           186,630     223,800      1.1%           56,859    65,275       1.1%
                                           -------   ---------                    -------   -------
BUSINESS SERVICES
(b)Ceridian Corp.                   1,100   45,027      46,475               300   12,281    12,675
(b)Computer Sciences Corp.          1,900  126,184     137,037               500   32,981    36,063
   Danka Business Systems ADR       4,700  190,813     192,113             1,300   52,550    53,137
   Electronic Data Systems Corp.    2,100   81,239      86,625               600   23,211    24,750
   IKON Office Solutions Inc.       4,900  166,397     122,196             1,500   50,555    37,407
                                           -------   ---------                    -------   -------
                                           609,660     584,446      2.9%          171,578   164,032       2.9%
                                           -------   ---------                    -------   -------
CHEMICALS
   Air Products & Chemicals, Inc.   2,200  145,829     178,750               600   39,657    48,750
   Hercules, Inc.                   1,600   75,496      76,600               400   18,874    19,150
   Praxair Inc.                     2,500  110,760     140,000               600   26,396    33,600
                                           -------   ---------                    -------   -------
                                           332,085     395,350      2.0%           84,927   101,500       1.9%
                                           -------   ---------                    -------   -------
COMPUTER SOFTWARE-PC
   First Data Corp.                 4,900  166,184     215,600             1,400   46,769    61,600
(b)Microsoft Corp.                  2,900  323,825     366,487               800   89,800   101,100
                                           -------   ---------                    -------   -------
                                           490,009     582,087      2.9%          136,569   162,700       2.9%
                                           -------   ---------                    -------   -------
COMPUTER SOFTWARE-SYSTEMS
(b)BMC Software, Inc.               2,700  120,667     149,512
(b)Cadence Design Systems, Inc.     1,785   66,505      59,798               510   19,001    17,085
(b)Compaq Computer Corp.            1,000   83,534      99,500               300   25,677    29,850
   Computer Assoc. Intl. Inc.       4,700  191,406     262,025             1,300   53,243    72,475
(b)Compuware Corporation            4,300  152,804     205,325             1,200   42,963    57,300
(b)Dell Computer Corp.                800   91,100      94,000               200   22,775    23,500
   HBO & Company                    1,100   67,625      75,762               400   24,240    27,550
(b)Oracle Corp.                     3,600  114,987     181,350             1,025   27,459    51,633
                                           -------   ---------                    -------   -------
                                           888,628   1,127,272      5.7%          215,358   279,393       4.9%
                                           -------   ---------                    -------   -------
CONSUMER GOODS & SERVICES
(b)800-JR Cigar, Inc.                 100    1,700       2,075               100    1,700     2,075
(b)ADT Ltd.                        10,800  295,366     359,100             2,900   79,385    96,425
   Browning-Ferris
    Industries,Inc.                 3,900  118,906     129,675             1,100   33,538    36,575
   Coca-Cola Company                4,100  290,834     278,800             1,100   78,029    74,800
   Colgate-Palmolive Co.            5,400  239,755     352,350             1,400   61,474    91,350
   Corning Inc.                     3,000  144,032     166,875               800   38,424    44,500

JUNE 30, 1997



                                             SERIES Q (QUALIFIED)                   SERIES N (NON-QUALIFIED)
                                    ----------------------------------------    ------------------------------------
                                     NUMBER                            % OF      NUMBER                        % OF
                                      OF                   MARKET     NET         OF                MARKET    NET
                                     SHARES    COST (a)     VALUE     ASSETS     SHARES   COST (a)   VALUE    ASSETS
                                     -------  ----------  ---------   ------     ------   --------  -------   ------
CONSUMER GOODS & SERVICES
 (CONTINUED)
(b)CUC International, Inc.             4,300    101,845     110,995                1,200   28,422    30,976
   Gillette Co.                        2,700    195,425     255,825                  700   50,012    66,325
   Philip Morris Cos. Inc.            13,500    499,113     597,375                3,700  137,618   163,725
   Procter & Gamble Co.                1,900    157,578     268,375                  500   39,839    70,625
   Tyco Intl. Ltd.                    13,600    455,631     946,900                3,500  116,493   243,687
   Wal-Mart Stores, Inc.               3,200    101,392     108,400                  900   28,517    30,487
   Waste Management Inc.               3,100    104,811      99,587                  800   27,047    25,700
                                              ---------   ---------                       -------   -------
                                              2,706,388   3,676,332      18.4%            720,498   977,250      17.3%
                                              ---------   ---------                       -------   -------
ELECTRICAL EQUIPMENT
   General Electric Co.               12,700    565,509     825,500                3,500  144,009   227,500
   Honeywell, Inc.                     1,700     89,554     128,987                  500   22,867    37,937
(b)Kulicke & Soffa Industries, Inc.    5,200    137,375     169,000                1,500   39,887    48,750
                                              ---------   ---------                       -------   -------
                                                792,438   1,123,487       5.6%            206,763   314,187       5.5%
                                              ---------   ---------                       -------   -------
ELECTRONICS
(b)Applied Materials, Inc.             1,200     74,400      85,050                  400   24,825    28,350
(b)Atmel Corp.                         2,100     63,250      58,800                  600   18,450    16,800
(b)Imation Corp.                         150     25,976       3,937                             -         -
   Intel Corp.                         1,300    142,013     184,437                  400   42,000    56,750
(b)Novellus Systems, Inc.                900     70,997      77,850                  200   15,842    17,300
(b)Teradyne, Inc.                      2,800     91,189     110,600                  800   26,244    31,600
(b)Xilinx, Inc.                        1,100     46,727      54,038                  400   17,492    19,650
                                              ---------   ---------                       -------   -------
                                                514,552     574,712       2.9%            144,853   170,450       3.0%
                                              ---------   ---------                       -------   -------
ENERGY
(b)BJ Services Company                 2,500    120,049     134,063                  600   28,779    32,175
   Halliburton Company                   900     73,507      71,325                  200   16,335    15,850
(b)Santa Fe International Corp.                       -           -                  100    2,850     3,400
   Union Pacific Resources Group,
   Inc.                                3,000     81,801      74,625                  900   24,575    22,387
                                              ---------   ---------                       -------   -------
                                                275,357     280,013       1.4%             72,539    73,812       1.3%
                                              ---------   ---------                       -------   -------
ENTERTAINMENT
(b) Viacom, Inc. Class B                                                             700   27,770    21,000       0.4%
                                                                                          -------   -------
FINANCIAL INSTITUTIONS
(b)ADVANTA Corp. Class B                                                             400   15,846    14,300
   American Express Co.                2,100    151,851     156,450                  600   43,386    44,700
   Federal Home Loan Mtg. Corp.        4,300     84,511     150,500                1,200   22,380    42,000
   Federal Natl Mtg Assoc.             5,700    236,912     248,663                1,600   66,993    69,800
   FINOVA Group Inc.                   1,600     69,312     122,400                  500   21,877    38,250
   Household International, Inc.         400     33,558      47,000                  100    8,390    11,750
                                              ---------   ---------                       -------   -------
                                                576,144     725,013       3.6%            178,872   220,800       3.9%
                                              ---------   ---------                       -------   -------
FOOD & BEVERAGE PRODUCTS
   Archer-Daniels-Midland Co.          2,700     61,394      63,450                  800   18,191    18,800
   Hershey Foods Corp.                 1,200     51,222      66,450                  300   12,806    16,613
   McCormick & Co.                     3,900     94,575      98,475                1,400   34,025    35,350
   PepsiCo Inc.                        3,300    123,124     124,163                  900   33,579    33,862
   Ralston-Purina Group                1,600    118,740     131,600                  400   29,995    32,900
   Wrigley (WM) Jr. Co.                3,200    196,975     214,400                  900   55,180    60,300
                                              ---------   ---------                       -------   -------
                                                646,030     698,538       3.5%            183,776   197,825       3.5%
                                              ---------   ---------                       -------   -------
INSURANCE
   Aetna Inc.                            500     50,280      51,188                  100   10,056    10,238
   Chubb Corp.                         5,000    273,341     334,375                1,400   76,567    93,625
   Cigna Corp.                         2,000    246,157     355,000                  500   61,539    88,750
   Conseco Inc.                        3,300    130,928     122,100                1,000   33,442    37,000
   The Hartford Financial Services
   Group Inc.                          2,900    184,537     239,975                  800   50,907    66,200
   Lincoln National Corp.              2,600    164,755     167,375                  700   44,363    45,062
   Travelers Group Inc.                3,400     97,630     214,625                  900   24,715    56,813
                                              ---------   ---------                       -------   -------
                                              1,147,628   1,484,638       7.4%            301,589   397,688       7.0%
                                              ---------   ---------                       -------   -------

JUNE 30, 1997



                                               SERIES Q (QUALIFIED)                         SERIES N (NON-QUALIFIED)
                                     ------------------------------------------     ----------------------------------------
                                     NUMBER                               % OF      NUMBER                            % OF
                                       OF                    MARKET        NET        OF                   MARKET     NET
                                     SHARES    COST (a)      VALUE       ASSETS     SHARES    COST (a)     VALUE     ASSETS
                                     -------  ---------    ----------    ------     ------   ----------  ---------   -------
MEDICAL & HEALTH PRODUCTS
   American Home Products Corp.        2,700     198,665      206,550                   700     51,452      53,550
(b)AmeriSource Health Corp.            3,100     147,260      154,613                   900     42,875      44,888
   Bristol-Myers Squibb Co.            6,700     394,023      542,700                 1,900    112,667     153,900
(b)Elan Corp. ADS                      2,800      74,072      126,700                   800     21,173      36,200
   Lilly (Eli) Co.                     2,600     176,278      284,385                   700     46,485      76,563
   McKesson Corp.                        900      65,525       69,750                   300     21,860      23,250
   Merck & Co. Inc.                    1,400     110,544      143,325                   400     31,801      40,950
   Pfizer Inc.                         2,800     151,784      334,600                   700     35,414      83,650
   Schering Plough Corp.               9,000     231,359      430,875                 2,200     56,200     105,325
   Smithkline Beecham PLC ADR          1,500     108,840      137,437                   500     29,780      45,812
                                              ----------   ----------                        ---------   ---------
                                               1,658,350    2,430,935       12.2%              449,707     664,088     11.7%
                                              ----------   ----------                        ---------   ---------
MEDICAL & HEALTH TECH.
SERVICES
(b)Boston Scientific Corp.             3,800     227,962      233,700                 1.100     64,945      67,650
(b)HEALTHSOUTH Corp.                   8,200     153,817      204,492                 2,200     41,196      54,864
   Medtronic Inc.                      2,400     135,560      198,000                   600     34,404      49,500
(b)St. Jude Medical Inc.               4,750     177,954      185,250                 1,400     52,228      54,600
(b)Tenet Healthcare Corp.              2,200      60,845       64,900                   600     16,658      17,700
(b)United Healthcare Corp.             4,800     224,342      249,600                 1,300     59,145      67,600
(b)Vencor, Inc.                        1,700      64,742       71,825                   500     19,091      21,125
                                              ----------   ----------                        ---------   ---------
                                               1,045,222    1,207,767        6.1%              287,667     333,039      5.9%
                                              ----------   ----------                        ---------   ---------
PRINTING & PUBLISHING
   Gannett Co.                         2,700     186,177      266,625                   700     50,454      69,125
   McGraw-Hill Cos, Inc.                               -            -                   600     23,162      35,325
                                              ----------   ----------                        ---------   ---------
                                                 186,177      266,625        1.3%               73,616     104,450      1.8%
                                              ----------   ----------                        ---------   ---------
RAILROAD
   Burlington Northern Santa Fe
   Corp.                               1,600     137,437      143,800                   400     34,171      35,950
   Canadian National Railway Co.         600      24,936       26,250                   200      8,312       8,750
                                              ----------   ----------                        ---------   ---------
                                                 162,373      170,050        0.9%               42,483      44,700      0.8%
                                              ----------   ----------                        ---------   ---------
RESTAURANTS & LODGING
(b) HFS Inc.                             900      51,373       52,200        0.3%       300     16,832      17,400      0.3%
                                              ----------   ----------                        ---------   ---------
STORES
   American Stores Co.                 1,200      52,741       59,250                   300     13,170      14,813
   CVS Corp.                           4,200     189,044      215,250                 1,200     54,078      61,500
(b)Dollar General Corp.                2,900      77,106      109,113                   800     22,564      30,100
   Lowe's Cos. Inc.                    2,300      77,732       85,387                   600     20,118      22,275
(b)Rite Aid Corp.                     12,250     477,546      610,969                 3,350    132,381     167,081
(b)Staples Inc.                        3,500      67,777       81,375                 1,000     19,342      23,250
                                              ----------   ----------                        ---------   ---------
                                                 941,946    1,161,344        5.8%              261,653     319,019      5.6%
                                              ----------   ----------                        ---------   ---------
SUPERMARKETS
(b) Safeway Inc.                       1,475      45,358       68,034        0.3%       440     14,023      20,295      0.4%
                                              ----------   ----------                        ---------   ---------
TELECOMMUNICATIONS
(b)3Com Corp.                          1,300      53,213       58,500                   600     23,725      27,000
(b)Ascend Communications, Inc.         1,800      73,928       70,875                   500     20,493      19,687
(b)Bay Networks Inc.                   3,500      88,682       92,312                 1,000     25,320      26,375
(b)Cisco Systems Inc.                  3,700     230,681      248,363                 1,000     62,094      67,125
   Lucent Technologies, Inc.           2,400     139,340      173,100                   700     41,299      50,488
   MCI Communications Corp.            4,100     100,038      156,825                 1,100     27,446      42,075
   Sprint Corporation                  4,200     204,010      219,450                 1,100     53,411      57,475
   Telephone & Data Systems,Inc.       1,600      60,547       60,800                   300     11,385      11,400
(b)Worldcom, Inc.                      5,100     149,656      163,200                 1,400     40,963      44,800
                                              ----------   ----------                        ---------   ---------
                                               1,100,095    1,243,425        6.2%              306,136     346,425      6.1%
                                              ----------   ----------                        ---------   ---------
UTILITIES-GAS
   Consolidated Nat Gas Co.            1,700      91,462       91,588        0.5%       500     26,714      26,938      0.5%
                                              ----------   ----------  ---------             ---------   ---------  -------

   Total common stocks               359,490  15,493,170   19,736,484       98.9%   100,505  4,259,812   5,450,094     96.3%
                                              ----------   ----------  ---------             ---------   ---------  -------

JUNE 30, 1997



                                                    SERIES Q (QUALIFIED)                   SERIES N (NON-QUALIFIED)
                                        -------------------------------------------     ----------------------------------------
                                        NUMBER                                % OF      NUMBER                             % OF
                                          OF                    MARKET         NET        OF                   MARKET      NET
                                        SHARES    COST (a)       VALUE       ASSETS     SHARES     COST (a)     VALUE     ASSETS
                                        ------    --------      -------      ------     ------     --------   ---------   ------
PREFERRED STOCKS

TELECOMMUNICATIONS
Airtouch Communications Inc.
     6.00% Class B                        2,684      69,123       75,740                     587     13,067      16,565
     4.25% Class C                        1,788      46,039       85,824                     377      8,391      18,096
                                                 ----------   ----------                          ---------   ---------

   Total preferred stocks                 4,472     115,162      161,564         0.8%        964     21,458      34,661      0.6%
                                                 ----------   ----------       -----              ---------   ---------    -----

   Total stocks                         363,962  15,608,332   19,898,048        99.7%    101,469  4,281,270   5,484,755     96.9%
                                                 ----------   ----------       -----              ---------   ---------    -----

SHORT-TERM INVESTMENTS
   Federal Natl. Mtg. Assoc.
     5.6% due July 1, 1997                          599,907      600,000         3.0%
                                                 ----------   ----------       -----

   Total investments                             16,208,239   20,498,048       102.7%             4,281,270   5,484,755     96.9%
                                                 ==========   ----------       -----              =========   ---------    -----

CASH AND RECEIVABLES LESS LIABILITIES
                                                                (539,768)       -2.7%                           172,975      3.1%
                                                              ----------       -----                          ---------    -----

    Total net assets                                          19,958,280       100.0%                         5,657,730    100.0%
                                                              ==========       =====                          =========    =====

NOTES TO FINANCIAL STATEMENTS

                                 June 30, 1997

1.   ORGANIZATION

     The Paul Revere Variable Annuity Contract Accumulation Fund ("The Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by Provident Companies, Inc. The Fund is the investment vehicle for Paul Revere Variable's tax-deferred group annuity contracts.

2.   ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

     Common and preferred stocks are stated at market values which are based on the last sales prices at June 30, 1997, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend dates. Interest income is accrued on a daily basis.

     The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

     Contract owners' equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.   INVESTMENT ADVISOR

     Paul Revere Variable acts as investment advisor to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

     Paul Revere Variable also acts as principal underwriter and performs all sales and administrative functions relating to the variable annuity contracts and the Fund. Fees for such services are deducted from the contract purchase payments as shown in the statements of changes in net assets.

4.   INVESTMENT SUB-ADVISOR

     Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

5.   FEDERAL INCOME TAXES

     The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Provident Companies, Inc. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.   SECURITY TRANSACTIONS

     The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                                        SERIES Q (QUALIFIED)           SERIES N (NON-QUALIFIED)
                                  --------------------------------  ------------------------------
                                     PURCHASES          SALES         PURCHASES         SALES
                                  ---------------  ---------------  --------------  --------------
June 30, 1997                         $11,994,299      $12,699,281      $3,228,708      $3,316,050
December 31, 1996                     $17,913,759      $40,511,084      $4,024,116      $4,120,878

     At June 30, 1997, net unrealized appreciation of investments in Series Q, amounting to $4,289,809, consisted of unrealized gains of $4,405,780 and unrealized losses of $115,971; net unrealized appreciation of investment in Series N, amounting to $1,203,485, consisted of unrealized gains of $1,236,597 and unrealized losses of $33,112.

7.   ACCUMULATION UNITS

     The change in the number of accumulation units outstanding were as follows:

                                   SERIES Q             SERIES N            SERIES Q          SERIES N
                                  (QUALIFIED)       (NON-QUALIFIED)       (QUALIFIED)     (NON-QUALIFIED)
                                ---------------  ----------------------  --------------  ------------------
                                      SIX MONTHS ENDED 6/30/97
                                            (UNAUDITED)                         YEAR ENDED 12/31/96
                                ---------------------------------------  ----------------------------------
Units outstanding at
 beginning of year                   2,093,030                 565,935       5,490,718             586,396

Units credited to contracts:
   Net purchase payments                 2,484                     475          13,534               1,056
Units withdrawn from
 contracts:
   Annuity payments                     19,553                  10,071          39,287              21,645
   Terminations and
    withdrawals                        103,949                   3,199       3,375,395               7,179
                                     ---------                 -------      ----------             -------
   Net units withdrawn                 123,502                  13,270       3,414,682              28,824
                                     ---------                 -------      ----------             -------
Contract units withdrawn in
 excess of units credited             (121,018)                (12,795)     (3,401,148)            (27,768)

Other additions (deductions)            (1,019)                  3,141           3,460               7,307
                                     ---------                 -------      ----------             -------
Net decrease in units                 (122,037)                 (9,654)     (3,397,688)            (20,461)
                                     ---------                 -------                             -------
Units outstanding at end of
 period                              1,970,993                 556,281       2,093,030             565,935
                                     =========                 =======      ==========             =======

     The majority of the terminations and withdrawals from Series Q during 1997 related to withdrawals by participants in the Paul Revere Agency and Home Office Pension Plans which were deposited into an unrelated funding vehicle.

8.   MERGER AGREEMENT

     On March 27, 1997, Provident Companies, Inc. acquired The Paul Revere Corporation at a price of approximately $1.2 billion.

SELECTED PER UNIT DATA AND RATIOS

                                   SIX MONTHS
                                      ENDED
                                    JUNE 30,               YEAR ENDED DECEMBER 31
                                      1997      --------------------------------------------
                                   (UNAUDITED)  1996    1995     1994      1993      1992
                                   -----------  ------  ------  --------  --------  --------
PER UNIT DATA (a)
SERIES Q (QUALIFIED)

Investment income                     $ 0.088   $0.153  $0.119  $ 0.081   $ 0.054   $ 0.068
Expenses                                0.073    0.133   0.096    0.073     0.079     0.076
                                      -------   ------  ------  -------   -------   -------
Net investment income (loss)            0.015    0.020   0.023    0.008    (0.025)   (0.008)
Net realized and unrealized
 gains (losses) from securities         1.478    1.551   1.711   (0.020)    0.291     0.159
                                      -------   ------  ------  -------   -------   -------
Net increase (decrease) in net
 asset value                            1.493    1.571   1.734   (0.012)    0.266     0.151
Accumulation unit net asset
 value:
 Beginning of year                      8.633    7.062   5.328    5.340     5.074     4.923
                                      -------   ------  ------  -------   -------   -------
 End of period                        $10.126   $8.633  $7.062  $ 5.328   $ 5.340   $ 5.074
                                      =======   ======  ======  =======   =======   =======

SERIES N (NON-QUALIFIED)

Investment income                     $ 0.073   $0.137  $0.117  $ 0.099   $ 0.055   $ 0.071
Expenses                                0.077    0.134   0.109    0.102     0.092     0.094
                                      -------   ------  ------  -------   -------   -------
Net investment income (loss)           (0.004)   0.003   0.008   (0.003)   (0.037)   (0.023)
Net realized and unrealized
 gains (losses) from securities         1.446    1.459   1.769   (0.023)    0.318     0.194
                                      -------   ------  ------  -------   -------   -------
Net increase (decrease) in net
 asset value                            1.442    1.462   1.777   (0.026)    0.281     0.171
Accumulation unit net asset
 value:
 Beginning of year                      8.729    7.267   5.490    5.516     5.235     5.064
                                      -------   ------  ------  -------   -------   -------
 End of period                        $10.171   $8.729  $7.267  $ 5.490   $ 5.516   $ 5.235
                                      =======   ======  ======  =======   =======   =======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

RATIOS
SERIES Q (QUALIFIED)

Operating expenses to average
 accumulation fund balance               0.78%    1.57%   1.55%    1.55%     1.56%     1.56%
Net investment income (loss) to
 average accumulation fund
  balance                                0.16%    0.24%   0.38%    0.17%    (0.50%)   (0.17%)
Portfolio turnover rate                    64%      78%     64%      64%       59%       61%
Accumulation units outstanding
 at the end of the period (in
 thousands)                             1,971    2,093   5,491    5,597     5,700     5,753

SERIES N (NON-QUALIFIED)

Operating expenses to average
 accumulation fund balance               0.82%    1.69%   1.71%    1.73%     1.73%     1.74%
Net investment income (loss) to
 average accumulation fund
  balance                               (0.04%)   0.04%   0.13%   (0.05%)   (0.69%)   (0.42%)
Portfolio turnover rate                    65%      94%     67%      62%       62%       66%
Accumulation units outstanding
 at the end of the period (in
 thousands)                               556      566     586      604       640       662